Fees Summary	Nov. 19, 2025 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	51.41
Total Transaction Valuation	372,263.00
Total Offset Amount	0.00
Net Fee	$ 51.41